SHAREHOLDERS' EQUITY (Ordinary Shares) (Narrative) (Details) - ₪ / shares shares in Thousands	Dec. 31, 2018	Dec. 31, 2017
Stockholders' Equity Note [Abstract]
Ordinary shares, authorized	150,000	150,000
Ordinary shares, par value	₪ 15	₪ 15
Ordinary shares, issued	105,066	98,544
Ordinary shares, outstanding	104,980	98,458
Treasury stock, shares	86	86